EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

NOTE 22 — EQUITY

a) Capital

The Board of Directors may, without need to change the bylaws, issue new shares (authorized capital), including the capitalization of profits and reserves up to the authorized limit of 1,500,000,000 common shares and 3,000,000,000 preferred shares, all without nominal value. In the case of capital increase through subscription of new shares, the right of preference shall be exercised in up to 30 days, except in the case of a public offering, when the limit is not less than 10 days.

Reconciliations of common and preferred outstanding shares are presented below:

	2017		2016		2015
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,137,018,570	571,929,945	1,114,744,538	571,929,945	1,132,613,562
Acquisition of Treasury shares	—	—	—	(10,000,000)	—	(19,923,200)
Exercise of stock options	—	308,614	—	2,274,032	—	2,054,176
Transfer of shares	—	—	—	30,000,000	—	—

Balance at the end of the year	571,929,945	1,137,327,184	571,929,945	1,137,018,570	571,929,945	1,114,744,538

At December 31, 2017, 573,627,483 common shares and 1,146,031,245 preferred shares are subscribed and paid up, with a total capital of R$ 19,249,181 (net of share issuance costs). Ownership of the shares is presented below:

	Shareholders
	2017
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	95,471,131	8.3	653,370,032	38.0
Brazilian institutional investors	254,785	0.0	155,227,424	13.5	155,482,209	9.0
Foreign institutional investors	7,254,556	1.3	708,109,387	61.8	715,363,943	41.6
Other shareholders	6,521,703	1.1	178,519,242	15.6	185,040,945	10.8
Treasury stock	1,697,538	0.3	8,704,061	0.8	10,401,599	0.6

	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2016
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	449,712,654	78.4	202,806,626	17.7	652,519,280	37.9
Brazilian institutional investors	41,883,032	7.3	92,721,295	8.1	134,604,327	7.8
Foreign institutional investors	11,122,498	1.9	705,652,715	61.5	716,775,213	41.8
Other shareholders	69,211,761	12.1	135,837,934	11.9	205,049,695	11.9
Treasury stock	1,697,538	0.3	9,012,675	0.8	10,710,213	0.6

	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2015
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	449,712,654	78.4	252,841,484	22.1	702,554,138	40.9
Brazilian institutional investors	49,834,446	8.7	73,686,224	6.4	123,530,670	7.2
Foreign institutional investors	13,881,226	2.4	632,717,431	55.2	646,598,657	37.6
Other shareholders	58,501,619	10.2	155,489,399	13.6	213,991,018	12.4
Treasury stock	1,697,538	0.3	31,286,707	2.7	32,984,245	1.9

	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

* Metalurgica Gerdau S.A. is the controlling shareholder and Stichting Gerdau Johanpeter is the ultimate controlling shareholder of the Company.

Preferred shares do not have voting rights and cannot be redeemed but have the same rights as common shares in the distribution of dividends and also priority in the capital distribution in case of liquidation of the Company.

b) Treasury stocks

Changes in treasury stocks are as follows:

	2017
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	9,012,675	98,189
Exercise of stock options	—	—	(308,614)	(22,661)

Closing balance	1,697,538	557	8,704,061	75,528

	2016
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	31,286,707	382,806
Repurchases	—	—	10,000,000	95,343
Exercise of stock options	—	—	(2,274,032)	(10,461)
Transfer of shares	—	—	(30,000,000)	(369,499)

Closing balance	1,697,538	557	9,012,675	98,189

	2015
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	13,417,683	232,585
Repurchases	—	—	19,923,200	186,033
Exercise of stock options	—	—	(2,054,176)	(35,812)

Closing balance	1,697,538	557	31,286,707	382,806

These shares are held in treasury for subsequent cancellation, selling in the market or to be granted under the long-term incentive plan of the Company. The average acquisition cost of these shares was R$ 8.68 during 2017 (R$ 10.89 and R$ 12.24 during the years ended on December 31, 2016 and 2015, respectively).

c) Capital reserves — consists of premium on issuance of shares.

d) Retained earnings

I) Legal reserves - under Brazilian Corporate Law, the Company must transfer 5% of the annual net income determined on its statutory books in accordance with Brazilian accounting practices to the legal reserve until this reserve equals 20% of the paid-in capital. The legal reserve can be utilized to increase capital or to absorb losses, but cannot be used for dividend distribution purposes.

II) Tax incentives reserve — under Brazilian Corporate Law, the Company may transfer to this account part of net income resulting from government grants which can be excluded from the basis for dividend calculation.

III) Investments and working capital reserve - consists of earnings not distributed to shareholders and includes the reserves required by the Company’s by-laws. The Board of Directors may propose to the shareholders the transfer of at least 5% of the profit for each year determined in its statutory books in accordance with accounting practices adopted in Brazil to this reserve. Amount can be allocated to the reserve only after the minimum dividend requirements have been met and its balance cannot exceed the amount of paid-in capital. The reserve can be used to absorb losses, if necessary, for capitalization, for payment of dividends or for the repurchase of shares.

e) Operations with non-controlling interests — Corresponds to amounts recognized in equity from changes in non-controlling interests.

The effects of changes in percentage of ownership in subsidiaries for the years presented are composed of:

	December 31, 2017
	Attributed to parent company’s interest	Non-controlling interests	Total
(ii) Other changes	—	(21,698)	(21,698)

Effects of interest changes in subsidiaries	—	(21,698)	(21,698)

	December 31, 2016
	Attributed to parent company’s interest	Non-controlling interests	Total
(ii) Other changes	—	(6,405)	(6,405)

Effects of interest changes in subsidiaries	—	(6,405)	(6,405)

	December 31, 2015
	Attributed to parent company’s interest	Non-controlling interests	Total
(i) Acquisition of non-controlling interests	—	(837,437)	(837,437)
(ii) Other changes	—	12,726	12,726

Effects of interest changes in subsidiaries	—	(824,711)	(824,711)

(i) Acquisition of non-controlling interests in some Brazilian subsidiaries; (ii) Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

f) Other reserves - Include: gains and losses on available for sale securities, gains and losses on net investment hedge, gains and losses on derivatives accounted as cash flow hedge, cumulative translation adjustments and expenses recorded for stock option plans.

g) Dividends and interest on capital - the shareholders have a right to receive a minimum annual mandatory dividend equal to 30% of adjusted net income as determined in its corporate records prepared in accordance with the accounting practices adopted in Brazil. The Company calculated interest on shareholders´ capital for the year ended on December 31, 2015, in accordance with the terms established by Law 9249/95. The corresponding amount was recorded as a financial expense for tax purposes. For presentation purposes, this amount was recorded as dividends and did not affect net income. The related tax benefit from the reduction in income tax and social contribution on net income was R$ 63,074 in 2015.

The dividends credited during the year totaled R$ 85,462, distributed on profits obtained in the first nine months of 2017. As a result of the net loss in 2017, management will propose to the Annual Shareholders’ Meeting that this amount be considered as distributed using the balance of the Investments and Working Capital Reserve, as shown below:

	2017	2016	2015
Net loss	(359,360)	(2,890,811)	(4,551,438)

Absorption of net loss by investments and working capital reserve	359,360	2,890,811	4,551,438

Dividends and interest on capital in the years

			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2017	2016	2015
1st quarter	Interest	—	—	—	—	—	—	101,200
2nd quarter	Dividends	0.02	1,709,205	8/21/2017	9/1/2017	34,184	51,225	—
2nd quarter	Interest	—	—	—	—	—	—	84,318
3rd quarter	Interest	—	—	—	—	—	—	—
3rd quarter	Dividends	0.03	1,709,267	11/21/2017	12/1/2017	51,278	34,152	67,458
4th quarter	Dividends	—	—	—	—	—	—	—

Interest and Dividends						85,462	85,377	252,976

Credit per share (R$)						0.05	0.05	0.15